MATERIAL ACCOUNTING POLICY INFORMATION - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of initial application of standards or interpretations [line items]
Assets	$ 506,068	$ 490,424
Right-of-use assets	4,200	4,200
Infrastructure
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	5,000	5,200
Real Estate
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 66	$ 80